Financial Instruments - Financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Profit or Loss
Money market fund		$ 2,345
Equity securities-unlisted company	$ 15,350	13,668
Subtotal	15,350	16,013
Financial assets at fair value through others comprehensive income
Equity securities-unlisted company	279	410
Total	15,629	16,423
Level 1
Financial Assets at Fair Value Through Profit or Loss
Money market fund		2,345
Equity securities-unlisted company		0
Subtotal		2,345
Financial assets at fair value through others comprehensive income
Equity securities-unlisted company		0
Total		2,345
Level 2
Financial Assets at Fair Value Through Profit or Loss
Money market fund		0
Equity securities-unlisted company		0
Subtotal		0
Financial assets at fair value through others comprehensive income
Equity securities-unlisted company		0
Total		0
Level 3
Financial Assets at Fair Value Through Profit or Loss
Money market fund		0
Equity securities-unlisted company	15,350	13,668
Subtotal	15,350	13,668
Financial assets at fair value through others comprehensive income
Equity securities-unlisted company	279	410
Total	$ 15,629	$ 14,078